Loans (Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Rollforward) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Loans [Abstract]
Balance, beginning of period		$ 8,542	$ 14,714
Additions		2,883	3,165
Accretion		(3,963)	(7,184)
Adjustment for payoffs		(6,409)	(3,513)
Adjustment for charge-offs		(674)	(466)
Increase in accretable yield	[1]	6,525	1,826
Other		(33)	0
Balance, end of period		$ 6,871	$ 8,542

[1]	Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.